Ordinary Shares	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Ordinary Shares
13.	ORDINARY SHARES

On September 18, 2015, the Company authorized 1,000,000,000 shares of a par value of US$0.00005 (equivalent to RMB0.0003) per share and issued 1 ordinary share at par value at incorporation.

In March 2018, the Company completed its IPO and issued 16,478,275 ADSs (representing 659,131 Class A ordinary shares). The net proceeds raised from IPO were RMB1,109,517, net of issuance cost of RMB80,128. Upon the completion of IPO, the ordinary shares of the Company are classified as Class A, Class B and Class C ordinary shares. Holders of Class A, Class B and Class C ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote and is not convertible. Each Class B ordinary share is entitled to seven votes and is solely convertible into one Class A ordinary share, at any time by the holder thereof. Each Class C ordinary share is entitled to ten votes and is solely convertible into one Class A ordinary share, at any time by the holder thereof.

Upon the completion of IPO in March 2018, Series A, Series B and Series B+ Preferred Shares outstanding then were converted into different classes of ordinary shares on a 1:1 basis. 954,274 Series A convertible redeemable preferred shares were converted into 954,274 Class A ordinary shares; 826,389 Series B convertible redeemable preferred shares were converted into 826,389 Class B ordinary shares; and 141,264 Series B+ convertible redeemable preferred shares were converted into 141,264 Class A ordinary shares. Meanwhile, 4,329,000 ordinary shares outstanding then were designated to 63,714 Class A ordinary shares and 4,265,286 Class C ordinary shares, respectively.

On August 29, 2018, the Company’s Board of Directors approved a share repurchase program under which the Company was authorized to repurchase up to US$50,000 of its Class A ordinary shares in the form of ADSs over the following 12 months. On November18, 2019, the Company’s Board of Directors approved the extension of the repurchase program to August 23, 2020. 1,127,055 ADSs and 1,297,363 ADSs (equivalent to 45,082 and 51,895 Class A ordinary shares, respectively) were repurchased for the years ended December 31, 2018 and 2019 at a total consideration of RMB34,828 and RMB30,793, respectively. The repurchased shares were presented as treasury stock on the consolidated balance sheets as of December 31, 2018 and 2019.

During the year ended December 31, 2019, 6,600 Class C ordinary shares were converted into 6,600 Class A ordinary shares.